Retirement employee benefits (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Retirement Benefits [Abstract]
Summary of Defined Benefit Plans

The amount included in the statement of financial position arising from the obligation of the entity for defined benefit plans on December 31, 2015, 2016 and 2017 is as follows:

	2015		2016		2017
Present value of defined benefit obligations	Ps.	93,367	Ps.	92,575	Ps.	112,980

Summary of Movements in Present Value of Defined Obligation

The table below shows the movements in the present value of defined benefit obligations:

	2015		2016		2017
Opening defined benefit obligation	Ps.	80,015	Ps.	93,367	Ps.	92,575
Current service labor cost		6,754		7,233		9,459
Interest cost		6,463		7,365		8,344
Actuarial losses		135		—		—
New measurement (gains) / losses:
Actuarial (gains) losses resulting from changes in financial and demographic assumptions		—		(7,165)		2,602
Actuarial (gains) and losses arising from adjustments for actuarial experience		—		(8,225)		—
Benefits paid		—		—		—
Ending defined benefit obligation	Ps.	93,367	Ps.	92,575	Ps.	112,980

Summary of Amounts Recognised in Consolidated Statement of Profit or Loss and Other Comprehensive Income

Below are the amounts for the years ended December 31, 2015, 2016 and 2017 that were recognized in the consolidated statements of profit or loss and other comprehensive income:

	2015		2016		2017
Current service cost	Ps.	6,754	Ps.	7,233	Ps.	9,459
Interest cost		6,463		7,365		8,344
Actuarial losses		135		—		—
Components of defined benefit costs recognized in net income (Note 24)		13,352		14,598		17,803
Measurement of net defined benefit liability:
Actuarial (gains) losses arising from changes in financial and demographic assumptions		—		(7,165)		2,602
Actuarial (gains) and losses arising from adjustments for actuarial experience		—		(8,225)		—
Components of defined benefit costs recognized in other comprehensive income		—		(15,390)		2,602
Total recognized as employee benefit cost	Ps.	13,352	Ps.	(792)	Ps.	20,405

Schedule of Main Actuarial Assumptions at Reporting Date

The main actuarial assumptions at the reporting date (expressed as weighted average nominal rates) are shown below:

	2015	2016	2017
Discount of the projected benefit obligation at present value	7.4%	7.4%	7.6%
Salary increase	5.0%	5.0%	5.0%
Remaining labor life	20.8 years	18.2 years	17.7 years
Inflation	3.5%	3.4%	4.2%